Intangible Liabilities - Charter Agreements (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Liabilities – Charter Agreements [Abstract]
Schedule of Intangible Liabilities
Intangible Liabilities – Charter Agreements as of June 30, 2026, and December 31, 2025, consisted of the following:

	June 30, 2026	December 31, 2025
Opening balance	$90,054	$49,431
Additions (*)	19,061	54,109
Amortization	(12,672)	(13,486)
Total	$96,443	$90,054

(*) During the first quarter of 2025, the charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. During December 2025, the charters of the first two ECO 8,586 TEU Vessels and during January 2026, the charter of the third ECO 8,586 TEU Vessel, resulted in an intangible liability of $38,122 and $19,061, respectively, that was recognized and will be amortized over the remaining useful life of the charters.

Amortization of Intangible Liabilities
The aggregate amortization of the intangible liabilities in each of the 12-month periods up to June 30, 2031, is estimated to be as follows:

Amount
June 30, 2027	$25,772
June 30, 2028	25,842
June 30, 2029	25,772
June 30, 2030	18,811
June 30, 2031	246
$96,443